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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08058

                         The Noah Investment Group Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               975 Delchester Road
                                  P.O. Box 727
                            Newtown Square, PA 19028
--------------------------------------------------------------------------------
         (Address of principal executive offices)        (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-794-6624

Date of fiscal year end:   10/31/2004

Date of reporting period:   7/31/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                MARKET
                                                                                                      SHARES    VALUE
                                                                                                      ------  ----------
COMMON STOCKS - 97.94%

       BIOTECHNOLOGY - 0.66%
                                              Charles River Laboratories International, Inc.*          1,350  $   60,844
                                                                                                              ----------

       BUILDING MATERIALS - 0.23%
                                              Masco Corp.                                                720      21,773
                                                                                                              ----------

       CHEMICALS - 0.85%
                                              Valspar Corp.                                            1,610      78,890
                                                                                                              ----------

       COMMERCIAL SERVICES - 3.12%
                                              Aarons Rents, Inc.                                       3,600     115,632
                                              Aramark Corp.                                            6,500     174,330
                                                                                                              ----------
                                                                                                                 289,962
                                                                                                              ----------

       COMPUTER SOFTWARE & SERVICES - 10.55%
                                              Autodesk, Inc.                                           6,200     249,240
                                              Microsoft Corp.                                         25,150     715,769
                                              Pixar, Inc.*                                               200      13,648
                                                                                                              ----------
                                                                                                                 978,657
                                                                                                              ----------

       COMPUTERS - 4.84%
                                              Dell, Inc.*                                             12,300     436,281
                                              Imation Corp.                                              380      12,597
                                                                                                              ----------
                                                                                                                 448,878
                                                                                                              ----------

       COSMETICS & TOILETRIES - 4.03%
                                              Procter & Gamble Co.                                     7,180     374,437

       DIVERSIFIED MANUFACTURING - 6.94%
                                              3M Co.                                                   3,220     265,199
                                              Carlisle Companies, Inc.                                 1,180      74,918
                                              Corning, Inc.*                                           7,800      96,408
                                              Dover Corp.                                              2,620     103,962
                                              Textron Inc.                                             1,690     103,597
                                                                                                              ----------
                                                                                                                 644,084
                                                                                                              ----------

       DRUGS & HEALTHCARE - 0.23%
                                              Hospira, Inc.*                                             820      21,246
                                                                                                              ----------

       ELECTRONICS & ELECTRICAL DEVICES - 2.46%
                                              Rogers Corp.*                                            2,490     123,131
                                              WESCO International, Inc.*                               5,110     105,011
                                                                                                              ----------
                                                                                                                 228,142
                                                                                                              ----------

       FINANCIAL SERVICES - 6.42%
                                              Capital One Financial Corp.                              1,120      77,638
                                              CIT Group, Inc.                                          3,400     118,184
                                              Doral Financial Corp.                                    1,253      49,161
                                              MBNA Corp.                                              14,200     350,598
                                                                                                              ----------
                                                                                                                 595,581
                                                                                                              ----------

       FOOD & BEVERAGES - 8.01%
                                              Del Monte Foods Co.*                                    12,440     131,118
                                              Hershey Foods Corp.                                      1,540      74,598
                                              Pepsico, Inc.                                            3,490     174,500
                                              The Coca-Cola Co.                                        4,500     197,370
                                              The J.M. Smucker Co.                                     1,790      74,840
                                              WM. Wrigley Jr. Co.                                      1,500      90,600
                                                                                                              ----------
                                                                                                                 743,026
                                                                                                              ----------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                MARKET
                                                                                                      SHARES    VALUE
                                                                                                      ------  ----------
COMMON STOCKS - 97.94%


       HEALTHCARE - PRODUCTS - 6.30%
                                              Apogent Technologies, Inc.*                              5,000     162,500
                                              Beckman Coulter, Inc.                                    1,700      93,789
                                              Boston Scientific Corp.*                                 5,890     225,351
                                              C.R. Bard, Inc.                                            200      11,040
                                              Zimmer Holdings, Inc.*                                   1,200      91,572
                                                                                                              ----------
                                                                                                                 584,252
                                                                                                              ----------

       HEALTHCARE - SERVICES - 0.61%
                                              Davita, Inc.*                                            1,860      56,488
                                                                                                              ----------

       HOME BUILDERS - 3.36%
                                              Centex Corp.                                             1,200      50,904
                                              Hovnanian Enterprises, Inc.*                             2,480      76,954
                                              Lennar Corp.                                             1,000      42,680
                                              Pulte Homes, Inc.                                        1,800      98,334
                                              Toll Brothers, Inc.*                                     1,090      43,317
                                                                                                              ----------
                                                                                                                 312,189
                                                                                                              ----------

       HOUSEHOLD PRODUCTS - 3.60%
                                              Avery Dennison Corp.                                     1,820     110,237
                                              Jarden Corp.*                                            6,200     224,068
                                                                                                              ----------
                                                                                                                 334,305
                                                                                                              ----------

       INSURANCE - 4.20%
                                              American International Group, Inc.                       5,520     389,988
                                                                                                              ----------

       MACHINERY - 0.27%
                                              Briggs & Stratton Corp.                                    300      25,050
                                                                                                              ----------

       MEDIA - 1.38%
                                              Fox Entertainment Group, Inc.*                           1,880      50,816
                                              Hearst-Argyle Television, Inc.                           3,430      77,621
                                                                                                              ----------
                                                                                                                 128,437
                                                                                                              ----------

       OIL & GAS - 2.98%
                                              KCS Energy, Inc.                                         4,400      65,032
                                              Pioneer Natural Resources Co.                              640      23,072
                                              Valero Energy Corp.                                      1,500     112,380
                                              Whiting Petroleum Corp.*                                 3,200      75,776
                                                                                                              ----------
                                                                                                                 276,260
                                                                                                              ----------

       PACKAGING & CONTAINERS - 1.59%
                                              Ball Corp.                                               1,160      83,729
                                              Bemis Co.                                                  600      15,888
                                              Pactiv Corp.*                                            2,040      48,103
                                                                                                              ----------
                                                                                                                 147,720
                                                                                                              ----------

       PHARMACEUTICALS - 3.99%
                                              Abbott Laboratories                                      8,200     322,670
                                              Endo Pharmaceuticals Holdings, Inc.*                     2,500      48,000
                                                                                                              ----------
                                                                                                                 370,670
                                                                                                              ----------

       RETAIL - 7.54%
                                              Cash America International, Inc.                         9,420     211,479
                                              Lowe's Companies, Inc.                                   2,750     133,980
                                              MSC Industrial Direct Co.                                2,300      71,990
                                              Regis Corp.                                                230       9,467
                                              Wal-Mart Stores, Inc.                                    5,140     272,471
                                                                                                              ----------
                                                                                                                 699,387
                                                                                                              ----------

    The accompanying notes are an integral part of the financial statements.

NOAH FUND LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                MARKET
                                                                                                      SHARES    VALUE
                                                                                                      ------  ----------
COMMON STOCKS - 97.94%


       SEMICONDUCTORS - 6.08%
                                              Cypress Semiconductor Corp.*                             6,750      76,545
                                              Intel Corp.                                             20,010     487,844
                                                                                                              ----------
                                                                                                                 564,389
                                                                                                              ----------

       TELECOMMUNICATIONS - 7.27%
                                              Cisco Systems, Inc.*                                    17,600     367,136
                                              Motorola, Inc.                                          19,300     307,449
                                                                                                              ----------
                                                                                                                 674,585
                                                                                                              ----------

       UTILITIES - 0.43%
                                              Hubbell, Inc. Class B                                      890      40,228
                                                                                                              ----------

                                              TOTAL COMMON STOCKS (COST $ 9,141,431)                           9,089,468
                                                                                                              ----------

SHORT-TERM INVESTMENTS - 1.88%
       MONEY MARKET FUND
                                              Evergreen Institutional Money Market Fund              174,066     174,066
                                                                                                              ----------
                                              TOTAL SHORT-TERM INVESTMENTS (COST $174,066)                       174,066
                                                                                                              ----------

                                              TOTAL VALUE OF INVESTMENTS (COST $9,315,497) - 99.82%            9,263,534
                                              OTHER ASSETS LESS LIABILITIES, NET- 0.18%                           16,672
                                                                                                              ----------

                                              TOTAL NET ASSETS - 100%                                         $9,280,206
                                                                                                              ==========

       *Non-income producing security

    The accompanying notes are an integral part of the financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)The Noah Investment Group

By /s/ William L. Van Alen, Jr.
   ----------------------------------------------------------
       William L. Van Alen, Jr.

Date: September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William L. Van Alen, Jr.
   ----------------------------------------------------------
       William L. Van Alen, Jr., President

Date: September 21, 2004

By /s/ William L. Van Alen, Jr.
   ----------------------------------------------------------
       William L. Van Alen, Jr., Treasurer

Date: September 21, 2004